Premises And Equipment (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and amortization expense	$ 7,600,000	$ 7,100,000	$ 7,500,000
Rent expense	2,400,000	2,600,000	2,800,000
Future rental payments	101,000
Vision Bank [Member]
Rent expense	$ 687,000	$ 732,000	$ 775,000